Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Gross capitalized software	$ 119.0	$ 120.7	$ 70.6
Capitalized software accumulated amortization	49.9	34.9	30.8
Cloud computing arrangement	31.6	11.8	9.0
Cloud computing arrangement, accumulated amortization	9.4	4.8	3.3
Other	102.5	90.3	75.0
Other assets	253.1	222.8	154.6
Accumulated Amortization	$ 59.3	$ 39.7	$ 34.1